Net Periodic Pension Benefit Cost Assumptions (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Defined Benefit Plan Disclosure [Line Items]
Total	$ (2,693)	$ 4,125	$ (1,383)
Foreign Postretirement Benefit Plan | UNITED KINGDOM
Defined Benefit Plan Disclosure [Line Items]
Discount rate	3.60%	4.70%	4.60%
Rate of compensation increase	3.60%	4.00%	3.40%
Expected rate of return on plan assets	2.70%	6.10%	5.70%
Actuarial (gain)/loss - benefit obligation	$ (3,992)	$ 8,270	$ 680
Actuarial loss/(gain) - plan assets	384	(4,125)	(1,933)
Actuarial gain recognized in net periodic benefit cost	(224)	(20)	(130)
Total	$ (3,832)	$ 4,125	$ (1,383)
Foreign Postretirement Benefit Plan | SWITZERLAND
Defined Benefit Plan Disclosure [Line Items]
Discount rate	1.35%
Rate of compensation increase	2.00%
Expected rate of return on plan assets	1.35%
Actuarial (gain)/loss - benefit obligation	$ 81
Actuarial loss/(gain) - plan assets	1,075
Prior service cost recognized in net periodic benefit cost	(17)
Total	$ 1,139